Inventories	12 Months Ended
Sep. 30, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

Inventories as of September 30, 2020 and 2019 consisted of the following:

	2020	2019
Raw materials	$11,305,744	$10,489,858
Work in process	913,751	252,749
Finished goods	8,618,099	7,102,798
Total	$20,837,594	$17,845,405

There was no inventory write-downs recognized for the years ended September 30, 2020, 2019 and 2018.